SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,931,839	$ 1,931,839
Less: accumulated depreciation	(1,869,062)	(1,822,822)
Property and equipment, net	62,777	109,017
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,499,535	1,499,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	323,675	323,675
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	93,049	93,049
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,605	5,605
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,312	4,312
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,013	4,013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,650	$ 1,650